Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000226137
Shareholder Report [Line Items]
Fund Name	Monarch Ambassador Income Index ETF
Trading Symbol	MAMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[1]
AssetsNet	$ 134,779,257
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 544,017
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$134,779,257
Number of Portfolio Holdings	10
Advisory Fee	$544,017
Portfolio Turnover	2%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Commodity	6.5%
Fixed Income	93.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MBS ETF	18.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16.1%
iShares 7-10 Year Treasury Bond ETF	13.7%
iShares Core U.S. Aggregate Bond ETF	12.4%
iShares 1-3 Year Treasury Bond ETF	11.1%
iShares Gold Trust	6.5%
SPDR Bloomberg Convertible Securities ETF	6.2%
Invesco Taxable Municipal Bond ETF	6.2%
iShares 20+ Year Treasury Bond ETF	6.1%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%

C000226138
Shareholder Report [Line Items]
Fund Name	Monarch Blue Chips Core Index ETF
Trading Symbol	MBCC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Blue Chips Core Index ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Core Index ETF	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[2]
AssetsNet	$ 145,945,947
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 533,842
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$145,945,947
Number of Portfolio Holdings	24
Advisory Fee	$533,842
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Energy	3.8%
Communications	4.0%
Utilities	4.1%
Consumer Staples	7.5%
Real Estate	8.2%
Consumer Discretionary	8.4%
Industrials	8.8%
Health Care	17.0%
Technology	37.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Oracle Corporation	5.4%
NVIDIA Corporation	5.1%
Thermo Fisher Scientific, Inc.	4.9%
General Electric Company	4.4%
Amazon.com, Inc.	4.4%
Simon Property Group, Inc.	4.4%
Texas Instruments, Inc.	4.4%
Emerson Electric Company	4.4%
Microsoft Corporation	4.4%
Danaher Corporation	4.3%

S000246990
Shareholder Report [Line Items]
Fund Name	Monarch Dividend Plus Index ETF
Trading Symbol	MDPL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$62	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[3]
AssetsNet	$ 55,714,428
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 238,967
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,714,428
Number of Portfolio Holdings	30
Advisory Fee	$238,967
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Industrials	6.6%
Financials	6.7%
Energy	7.0%
Communications	9.9%
Materials	9.9%
Health Care	13.3%
Consumer Discretionary	13.5%
Consumer Staples	16.2%
Technology	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ovintiv, Inc.	3.5%
Synchrony Financial	3.5%
Toll Brothers, Inc.	3.5%
Diamondback Energy, Inc.	3.5%
Archer-Daniels-Midland Company	3.4%
Royal Gold, Inc.	3.4%
Genpact Ltd.	3.4%
Cognizant Technology Solutions Corporation, Class A	3.4%
Elevance Health, Inc.	3.4%
Bunge Global S.A.	3.4%

C000226139
Shareholder Report [Line Items]
Fund Name	Monarch ProCap Index ETF
Trading Symbol	MPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[4]
AssetsNet	$ 196,009,910
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 963,897
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$196,009,910
Number of Portfolio Holdings	9
Advisory Fee	$963,897
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Fixed Income	49.3%
Equity	50.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	49.3%
Health Care Select Sector SPDR Fund	10.3%
Communication Services Select Sector SPDR Fund	10.1%
Consumer Discretionary Select Sector SPDR Fund	5.1%
Financial Select Sector SPDR Fund	5.1%
Real Estate Select Sector SPDR Fund	5.0%
Consumer Staples Select Sector SPDR Fund	5.0%
Technology Select Sector SPDR Fund	4.9%
Industrial Select Sector SPDR Fund	4.9%

C000246991
Shareholder Report [Line Items]
Fund Name	Monarch Select Subsector Index ETF
Trading Symbol	MSSS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$57	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[5]
AssetsNet	$ 115,717,343
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 397,076
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,717,343
Number of Portfolio Holdings	10
Advisory Fee	$397,076
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Value	Value
Equity	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P Pharmaceuticals ETF	10.9%
iShares U.S. Healthcare Providers ETF	10.7%
SPDR S&P Semiconductor ETF	10.2%
iShares U.S. Medical Devices ETF	9.8%
SPDR S&P Insurance ETF	9.8%
Communication Services Select Sector SPDR Fund	9.8%
Invesco KBW Property & Casualty ETF	9.8%
Invesco Leisure & Entertainment ETF	9.8%
SPDR S&P Software & Services ETF	9.7%
SPDR S&P Aerospace & Defense ETF	9.5%

C000246992
Shareholder Report [Line Items]
Fund Name	Monarch Volume Factor Dividend Tree Index ETF
Trading Symbol	MVFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$57	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[6]
AssetsNet	$ 77,081,174
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 296,968
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$77,081,174
Number of Portfolio Holdings	40
Advisory Fee	$296,968
Portfolio Turnover	160%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	2.0%
Utilities	2.1%
Technology	4.3%
Consumer Staples	7.3%
Consumer Discretionary	12.8%
Industrials	12.9%
Financials	16.8%
Energy	20.6%
Health Care	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Winmark Corporation	3.8%
Humana, Inc.	3.7%
CVS Health Corporation	3.6%
APA Corporation	3.0%
Federal Agricultural Mortgage Corporation, Class C	3.0%
California Resources Corporation	3.0%
nVent Electric plc	2.8%
SpartanNash Company	2.8%
Korn Ferry	2.8%
Applied Industrial Technologies, Inc.	2.8%

C000246993
Shareholder Report [Line Items]
Fund Name	Monarch Volume Factor Global Unconstrained Index ETF
Trading Symbol	MVFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$57	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[7]
AssetsNet	$ 113,747,360
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 405,550
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$113,747,360
Number of Portfolio Holdings	25
Advisory Fee	$405,550
Portfolio Turnover	236%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Value	Value
Equity	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Gold Miners ETF	4.5%
SPDR S&P Metals & Mining ETF	4.5%
VanEck Junior Gold Miners ETF	4.5%
KraneShares CSI China Internet ETF	4.3%
Global X Copper Miners ETF	4.1%
iShares Core MSCI Pacific ETF	4.0%
iShares MSCI Europe Financials ETF	4.0%
Dimensional International Value ETF	4.0%
iShares International Select Dividend ETF	4.0%
iShares MSCI EAFE Value ETF	4.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized